UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-7986

The Alger Institutional Funds
(Exact name of registrant as specified in charter)

111 Fifth Avenue, New York, New York		10003
(Address of principal executive offices)		(Zip code)

Mr. Hal Liebes Fred Alger Management, Inc. 111 Fifth Avenue New York, New York 10003
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-806-8800

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2009

ITEM 1.  Schedule of Investments.

Schedules of Investments

THE ALGER INSTITUTIONAL FUNDS

ALGER LARGECAP GROWTH INSTITUTIONAL FUND

Schedule of Investments (Unaudited)

January 31, 2009

	SHARES	VALUE
COMMON STOCKS-93.4%

Aerospace & Defense-5.0%
Boeing Co.	7,100	$300,401
General Dynamics Corp.	8,750	496,388
Lockheed Martin Corp.	9,950	816,298
		1,613,087
Air Freight & Logistics-1.3%
United Parcel Service Inc., Cl. B	9,850	418,527

Apparel Retail-.6%
Gap Inc., /The	18,000	203,040

Application Software-.4%
Autodesk Inc.*	8,700	144,072

Asset Management & Custody Banks-1.8%
BlackRock Inc.	3,050	331,840
Invesco Ltd.	23,100	272,349
		604,189
Biotechnology-4.7%
Biogen Idec Inc.*	3,350	162,978
Celgene Corp.*	6,250	330,938
Genentech Inc.*	3,750	304,650
Genzyme Corp.*	5,800	399,736
Gilead Sciences Inc.*	6,700	340,159
		1,538,461
Cable & Satellite-.5%
Scripps Networks Interactive Inc.	7,200	154,584

Coal & Consumable Fuels-.4%
Consol Energy Inc.	4,500	122,670

Communications Equipment-5.1%
Cisco Systems Inc.*	43,800	655,686
Nokia OYJ#	11,150	136,811
QUALCOMM Inc.	14,900	514,795
Research In Motion Ltd.*	6,700	371,180
		1,678,472
Computer & Electronics Retail-.6%
GameStop Corp., Cl. A*	7,600	188,328

Computer Hardware-6.6%
Apple Inc.*	11,100	1,000,443
Hewlett-Packard Co.	14,750	512,563
International Business Machines Corp.	6,950	636,968
		2,149,974
Computer Storage & Peripherals-1.4%
Broadcom Corp., Cl. A*	4,450	70,533
EMC Corp.*	35,100	387,504
		458,037
Construction & Farm Machinery & Heavy Trucks-1.2%
Deere & Co.	10,900	378,666

Data Processing & Outsourced Services-1.9%
Mastercard Inc.	3,100	420,918
Western Union Co., /The	14,000	191,240
		612,158
Diversified Chemicals-.7%
EI Du Pont de Nemours & Co.	9,800	225,008

Drug Retail-3.6%
CVS Caremark Corp.	21,450	576,576
Walgreen Co.	22,100	605,761
		1,182,337
Fertilizers & Agricultural Chemicals-2.1%
Monsanto Co.	6,150	467,769
Potash Corp., of Saskatchewan	2,900	217,094
		684,863
Food Retail-.8%
Kroger Co., /The	11,300	254,250

Footwear-.8%
NIKE Inc., Cl. B	5,500	248,875

Gold-.7%
Goldcorp Inc.	7,250	214,383

Health Care Equipment-3.3%
Boston Scientific Corp.*	19,800	175,626
Covidien Ltd.	11,500	440,910
Stryker Corp.	5,850	247,104
Zimmer Holdings Inc.*	5,750	209,300
		1,072,940
Home Entertainment Software-2.7%
Activision Blizzard Inc.*	37,300	326,748
Electronic Arts Inc.*	9,650	148,996
Nintendo Co., Ltd.#	11,300	411,320
		887,064

Hotels Resorts & Cruise Lines-.5%
Marriott International Inc., Cl. A	9,650	157,392

Household Products-1.5%
Procter & Gamble Co.	8,750	476,875

Hypermarkets & Super Centers-1.8%
Wal-Mart Stores Inc.	12,100	570,152

Industrial Conglomerates-1.2%
General Electric Co.	18,450	223,799
Tyco International Ltd.	7,400	155,548
		379,347
Integrated Oil & Gas-2.1%
Chevron Corp.	7,500	528,900
Petroleo Brasileiro SA#	6,300	165,060
		693,960
Internet Retail-1.0%
Amazon.com Inc.*	5,450	320,569

Internet Software & Services-3.8%
eBay Inc.*	31,850	382,837
Google Inc., Cl. A*	2,513	850,726
		1,233,563
Investment Banking & Brokerage-.7%
Charles Schwab Corp., /The	10,000	135,900
Lazard Ltd., Cl. A	3,500	92,750
		228,650
IT Consulting & Other Services-1.4%
Cognizant Technology Solutions Corp., Cl. A*	24,150	452,330

Life Sciences Tools & Services-1.3%
Thermo Fisher Scientific Inc.*	11,500	413,195

Managed Health Care-.7%
UnitedHealth Group Inc.	8,100	229,473

Movies & Entertainment-1.6%
Regal Entertainment Group.	28,600	287,144
Viacom Inc., Cl. B*	16,100	237,475
		524,619
Oil & Gas Drilling-1.3%
Transocean Ltd.*	7,647	417,679

Oil & Gas Equipment & Services-.7%
Weatherford International Ltd.*	22,100	243,763

Oil & Gas Exploration & Production-2.7%
Anadarko Petroleum Corp.	10,800	396,792
Chesapeake Energy Corp.	20,700	327,267
Nexen Inc.	9,600	139,200
		863,259
Packaged Foods & Meats-1.0%
Kraft Foods Inc., Cl. A	11,550	323,978

Pharmaceuticals-6.3%
Abbott Laboratories	11,050	612,612
Bristol-Myers Squibb Co.	6,800	145,588
Johnson & Johnson	12,300	709,587
Wyeth	13,350	573,650
		2,041,437
Property & Casualty Insurance-.3%
Travelers Cos., Inc., /The	2,150	83,076

Railroads-.9%
Burlington Northern Santa Fe Corp.	4,600	304,750

Restaurants-1.9%
McDonald’s Corp.	5,150	298,803
Starbucks Corp.*	34,950	329,928
		628,731
Semiconductors-1.6%
Intel Corp.	30,250	390,225
Taiwan Semiconductor Manufacturing Co., Ltd.#	18,200	137,228
		527,453
Soft Drinks-3.7%
Coca-Cola Co., /The	16,550	707,016
PepsiCo Inc.	10,100	507,323
		1,214,339
Specialized Finance-1.7%
CME Group Inc.	1,512	262,951
NYSE Euronext	13,750	302,500
		565,451
Systems Software-3.5%
Microsoft Corp.	66,100	1,130,310

Tobacco-4.0%
Altria Group Inc.	35,900	593,780
Philip Morris International Inc.	19,400	720,710
		1,314,490
TOTAL COMMON STOCKS (Cost $40,879,756)		30,372,826

	PRINCIPAL
	AMOUNT
SHORT-TERM INVESTMENTS-7.0%
Time Deposits
Citibank London, .07%, 2/2/09	$1,300,000	1,300,000
Branch Bank & Trust Grand Cayman, .07%, 2/2/09	987,840	987,840

TOTAL SHORT-TERM INVESTMENTS (Cost $2,287,840)		2,287,840

Total Investments (Cost $43,167,596)(a)	100.4%	32,660,666
Liabilities in Excess of Other Assets	(0.4)	(128,553)
Net Assets	100.0%	$32,532,113

*	Non-income producing securities.
#	American Depositary Receipt
(a)

At January 31, 2009, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $40,287,840 amounted to $10,506,930 which consisted of aggregate gross unrealized appreciation of $522,628 and aggregate gross unrealized depreciation of $11,029,558.

THE ALGER INSTITUTIONAL FUNDS

ALGER SMALLCAP GROWTH INSTITUTIONAL FUND

Schedule of Investments (Unaudited)

January 31, 2009

	SHARES	VALUE

COMMON STOCKS-93.2%

Aerospace & Defense-1.8%
BE Aerospace Inc.*	372,155	$3,598,739
Esterline Technologies Corp.*	222,125	8,016,491
		11,615,230
Airlines-.9%
Airtran Holdings Inc.*	1,412,740	5,792,234

Apparel Retail-1.3%
Aeropostale Inc.*	258,850	5,464,324
J Crew Group Inc.*	284,600	2,846,000
		8,310,324
Application Software-7.3%
ANSYS Inc.*	201,836	5,017,643
Concur Technologies Inc.*	266,400	6,577,416
Informatica Corp.*	597,300	7,621,548
Pegasystems Inc.	220,050	2,986,079
Solera Holdings Inc.*	379,350	9,138,542
Synchronoss Technologies Inc.*	406,600	3,460,166
Taleo Corp.*	643,250	5,422,598
TIBCO Software Inc.*	1,133,430	6,063,851
		46,287,843
Biotechnology-6.8%
Alexion Pharmaceuticals Inc.*	244,650	9,020,246
Allos Therapeutics Inc.*	409,300	3,204,819
Cepheid Inc.*	244,850	1,821,684
Cubist Pharmaceuticals Inc.*	335,200	7,176,632
Myriad Genetics Inc.*	98,450	7,341,417
OSI Pharmaceuticals Inc.*	166,400	5,923,840
Seattle Genetics Inc.*	262,950	2,653,166
United Therapeutics Corp.*	93,265	6,337,357
		43,479,161
Casinos & Gaming-1.8%
Bally Technologies Inc.*	305,700	6,172,083
WMS Industries Inc.*	234,000	5,199,480
		11,371,563
Communications Equipment-2.4%
Nice Systems Ltd.*#	372,315	7,144,725
Polycom Inc.*	222,655	3,128,303
Sonus Networks Inc.*	1,637,485	2,161,480
Starent Networks Corp.*	216,150	3,177,405
		15,611,913

Computer Storage & Peripherals-.7%
Synaptics Inc.*	193,625	4,563,741

Construction & Engineering-2.1%
Aecom Technology Corp.*	276,200	6,990,622
URS Corp.*	193,905	6,602,465
		13,593,087
Construction & Farm Machinery & Heavy Trucks-1.0%
Bucyrus International Inc.	152,060	2,356,930
Titan Machinery Inc.*	363,900	3,693,585
		6,050,515
Data Processing & Outsourced Services-2.7%
NeuStar Inc., Cl. A*	253,810	3,456,892
TeleTech Holdings Inc.*	729,850	5,904,487
VeriFone Holdings Inc.*	796,045	3,685,688
Wright Express Corp.*	333,735	3,891,350
		16,938,417
Distillers & Vintners-.4%
Central European Distribution Corp.*	232,200	2,809,620

Distributors-1.3%
LKQ Corp.*	720,190	8,318,195

Education Services-1.5%
Corinthian Colleges Inc.*	518,250	9,680,910

Electric Utilities-1.5%
ITC Holdings Corp.	232,485	9,759,720

Environmental & Facilities Services-1.4%
Waste Connections Inc.*	308,050	8,939,611

Food Retail-.4%
Whole Foods Market Inc.	278,150	2,851,038

Footwear-1.0%
Iconix Brand Group Inc.*	779,825	6,449,153

Health Care Distributors-.6%
Owens & Minor Inc.	95,750	3,807,978

Health Care Equipment-4.8%
Hologic Inc.*	264,550	3,119,045
Insulet Corp.*	376,700	2,990,998
Masimo Corp.*	232,700	6,462,079
Meridian Bioscience Inc.	262,000	5,570,120

NuVasive Inc.*	139,800	5,220,132
Thoratec Corp.*	246,500	7,141,105
		30,503,479
Health Care Services-.8%
Gentiva Health Services Inc.*	201,650	5,097,712

Health Care Supplies-2.0%
Immucor Inc.*	258,700	7,168,577
Inverness Medical Innovations Inc.*	216,500	5,297,755
		12,466,332
Housewares & Specialties-1.3%
Tupperware Brands Corp.	394,300	8,106,808

Industrial Machinery-3.1%
Actuant Corp., Cl. A	462,760	7,626,285
CLARCOR Inc.	214,000	6,492,760
RBC Bearings Inc.*	295,740	5,406,127
		19,525,172
Integrated Telecommunication Services-.1%
Cincinnati Bell Inc.*	536,860	746,235

Internet Retail-1.2%
priceline.com Inc.*	109,160	7,323,544

Internet Software & Services-4.8%
GSI Commerce Inc.*	873,072	7,482,227
Interwoven Inc.*	478,150	7,540,426
Omniture Inc.*	331,705	3,015,198
Vignette Corp.*	366,700	2,555,899
VistaPrint Ltd.*	422,150	9,667,235
		30,260,985
Investment Banking & Brokerage-2.2%
Greenhill & Co., Inc.	52,810	3,433,706
Investment Technology Group Inc.*	270,200	5,857,936
Lazard Ltd., Cl. A	172,500	4,571,250
		13,862,892
Leisure Facilities-1.9%
Life Time Fitness Inc.*	420,895	6,233,455
Gildan Activewear Inc.*	264,550	2,820,103
Phillips-Van Heusen Corp.	156,670	2,979,863
		12,033,421
Life Sciences Tools & Services-3.5%
Bruker Corp.*	730,850	2,945,326
ICON PLC*#	375,002	7,537,540
Illumina Inc.*	230,760	6,313,594
Parexel International Corp.*	571,062	5,647,803
		22,444,263

Managed Health Care-1.1%
AMERIGROUP Corp.*	247,350	6,918,380

Metal & Glass Containers-1.5%
Silgan Holdings Inc.	210,400	9,644,736

Movies & Entertainment-1.4%
DreamWorks Animation SKG Inc.*	144,000	3,160,800
Regal Entertainment Group.	543,700	5,458,748
		8,619,548
Oil & Gas Equipment & Services-2.6%
Cal Dive International Inc.*	492,984	3,125,519
Dril-Quip Inc.*	223,470	5,475,015
IHS Inc., Cl. A*	175,100	7,669,380
		16,269,914
Oil & Gas Exploration & Production-5.1%
Comstock Resources Inc.*	132,450	5,050,319
Concho Resources Inc.*	369,410	9,316,520
Denbury Resources Inc.*	389,400	4,766,256
Mariner Energy Inc.*	754,650	7,471,035
Penn Virginia Corp.	142,499	2,935,479
Petrobank Energy & Resources Ltd.*	200,660	3,139,738
		32,679,347
Packaged Foods & Meats-1.3%
Flowers Foods Inc.	179,450	3,856,380
Hain Celestial Group Inc., /The*	305,965	4,656,780
		8,513,160
Pharmaceuticals-4.0%
Auxilium Pharmaceuticals Inc.*	200,980	6,141,949
Medicis Pharmaceutical Corp., Cl. A	290,800	4,050,844
Mylan Inc.*	672,450	7,618,859
Optimer Pharmaceuticals Inc.*	757,862	7,949,972
		25,761,624
Property & Casualty Insurance-1.0%
First Mercury Financial Corp.*	603,501	6,668,686

Regional Banks-1.6%
First Commonwealth Financial Corp.	544,600	5,222,714
Signature Bank*	197,410	5,071,463
		10,294,177
Reinsurance-.7%
Platinum Underwriters Holdings Ltd.	150,500	4,185,405

Research & Consulting Services-1.1%
FTI Consulting Inc.*	172,310	7,066,433

Restaurants-.3%
McCormick & Schmick’s Seafood Restaurants Inc.*	510,600	1,802,418

Security & Alarm Services-1.2%
Geo Group Inc., /The*	508,200	7,521,360

Semiconductor Equipment-.2%
Tessera Technologies Inc.*	111,360	1,309,594

Semiconductors-4.6%
Atheros Communications Inc.*	471,585	5,663,736
Cavium Networks Inc.*	335,798	3,055,762
Mellanox Technologies Ltd.*	921,500	7,970,975
Microsemi Corp.*	302,450	2,540,580
Monolithic Power Systems Inc.*	336,500	4,088,475
ON Semiconductor Corp.*	1,449,800	6,045,666
		29,365,194
Thrifts & Mortgage Finance-1.2%
Brookline Bancorp Inc.	783,800	7,579,346

Wireless Telecommunication Services-1.7%
SBA Communications Corp.*	527,875	10,504,713

TOTAL COMMON STOCKS (Cost $880,577,378)		593,305,131

	PRINCIPAL
	AMOUNT
SHORT-TERM INVESTMENTS-6.8%
Time Deposits
Citibank London, .07%, 2/2/09	$25,800,000	25,800,000
Branch Bank & Trust Grand Cayman, .07%, 2/2/09	17,477,110	17,477,110

TOTAL SHORT-TERM INVESTMENTS (Cost $43,277,110)		43,277,110

Total Investments (Cost $923,854,488)(a)	100.0%	636,582,241
Liabilities in Excess of Other Assets	(0.0)	(109,792)
Net Assets	100.0%	$636,472,449

* Non-income producing securities.
# American Depositary Receipt
(a)

At January 31, 2009, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $923,854,488 amounted to $287,272,247 which consisted of aggregate gross unrealized appreciation of $15,670,788 and aggregate gross unrealized depreciation of $302,943,035.

THE ALGER INSTITUTIONAL FUNDS

ALGER MIDCAP GROWTH INSTITUTIONAL FUND

Schedule of Investments (Unaudited)

January 31, 2009

	SHARES	VALUE
COMMON STOCKS-99.0%

Aerospace & Defense-3.0%
BE Aerospace Inc.*	1,585,490	15,331,688
L-3 Communications Holdings Inc.	100,500	7,941,510
		23,273,198
Apparel Retail-2.8%
Aeropostale Inc.*	243,900	5,148,729
Chico’s FAS Inc.*	1,534,400	6,076,224
J Crew Group Inc.*	665,100	6,651,000
Urban Outfitters Inc.*	253,600	3,951,088
		21,827,041
Application Software-2.8%
Autodesk Inc.*	235,300	3,896,568
Informatica Corp.*	452,500	5,773,900
Taleo Corp.*	856,800	7,222,824
TIBCO Software Inc.*	1,011,490	5,411,472
		22,304,764
Asset Management & Custody Banks-2.7%
BlackRock Inc.	99,100	10,782,080
Invesco Ltd.	850,400	10,026,216
		20,808,296
Biotechnology-4.4%
Alexion Pharmaceuticals Inc.*	261,900	9,656,253
Celgene Corp.*	115,100	6,094,545
Genzyme Corp.*	86,600	5,968,472
Metabolix Inc.*	1,540,700	13,003,508
		34,722,778
Cable & Satellite-1.0%
Comcast Corp., Cl. A	518,400	7,594,560

Communications Equipment-2.0%
Juniper Networks Inc.*	233,800	3,310,608
Research In Motion Ltd.*	184,495	10,221,023
Starent Networks Corp.*	140,400	2,063,880
		15,595,511
Computer & Electronics Retail-1.2%
GameStop Corp., Cl. A*	377,300	9,349,494

Computer Hardware-2.0%
Apple Inc.*	173,500	15,637,555

Computer Storage & Peripherals-1.4%
Broadcom Corp., Cl. A*	340,700	5,400,095
NetApp Inc.*	396,600	5,881,578
		11,281,673
Construction & Engineering-.7%
Fluor Corp.	142,700	5,551,030

Construction & Farm Machinery & Heavy Trucks-1.0%
Deere & Co.	213,800	7,427,412

Distillers & Vintners-.4%
Central European Distribution Corp.*	287,900	3,483,590

Distributors-.5%
LKQ Corp.*	359,200	4,148,760

Education Services-2.8%
Corinthian Colleges Inc.*	550,400	10,281,472
ITT Educational Services Inc.*	93,000	11,393,430
		21,674,902
Electric Utilities-1.0%
ITC Holdings Corp.	190,379	7,992,110

Electrical Components & Equipment-1.7%
AMETEK Inc.	211,300	6,753,148
General Cable Corp.*	239,000	3,933,940
JA Solar Holdings Co., Ltd.*#	1,076,960	2,864,714
		13,551,802
Fertilizers & Agricultural Chemicals-2.5%
Mosaic Co., /The	266,500	9,506,055
Potash Corp., of Saskatchewan	130,400	9,761,744
		19,267,799
Food Retail-1.6%
Whole Foods Market Inc.	1,213,147	12,434,757

Footwear-1.1%
Iconix Brand Group Inc.*	1,080,100	8,932,427

Health Care Equipment-4.3%
Boston Scientific Corp.*	403,100	3,575,497
Covidien Ltd.	301,800	11,571,012
Insulet Corp.*	804,300	6,386,142
Masimo Corp.*	140,400	3,898,908
Varian Medical Systems Inc.*	221,500	8,224,295
		33,655,854
Health Care Supplies-1.0%
Inverness Medical Innovations Inc.*	325,400	7,962,538

Heavy Electrical Equipment-1.7%
Vestas Wind Systems A/S*	270,800	13,052,531

Home Entertainment Software-3.9%
Activision Blizzard Inc.*	1,616,400	14,159,664
Nintendo Co., Ltd.#	441,130	16,057,132
		30,216,796
Homebuilding-2.0%
KB Home.	1,470,700	15,692,369

Household Products-.5%
Church & Dwight Co., Inc.	73,500	3,912,405

Industrial Gases-1.0%
Praxair Inc.	127,800	7,956,828

Industrial Machinery-3.4%
CLARCOR Inc.	126,400	3,834,976
ITT Corp.	254,500	11,523,760
SPX Corp.	274,600	11,563,406
		26,922,142
Internet Retail-1.9%
Expedia Inc.*	1,265,600	11,301,808
Shutterfly Inc.*	564,300	3,730,023
		15,031,831
Internet Software & Services-3.8%
eBay Inc.*	808,000	9,712,160
Netease.com*#	435,400	8,276,954
Omniture Inc.*	629,345	5,720,746
Vignette Corp.*	854,300	5,954,471
		29,664,331
Investment Banking & Brokerage-1.5%
Charles Schwab Corp., /The	265,800	3,612,222
Lazard Ltd., Cl. A	297,100	7,873,150
		11,485,372
Investment Banking & Brokerage-2.3%
Cognizant Technology Solutions Corp., Cl. A*	939,500	17,596,835

IT Consulting & Other Services-.1%
Satyam Computer Services Ltd.#	609,100	1,157,290

Leisure Products-.4%
Gildan Activewear Inc.*	287,100	3,060,486

Life Sciences Tools & Services-2.1%
Parexel International Corp.*	842,300	8,330,347

Thermo Fisher Scientific Inc.*	216,200	7,768,066
		16,098,413
Managed Health Care-1.8%
Aetna Inc.	309,800	9,603,800
AMERIGROUP Corp.*	146,200	4,089,214
		13,693,014
Movies & Entertainment-1.0%
DreamWorks Animation SKG Inc.*	356,700	7,829,565

Multi-Utilities-.5%
Veolia Environnement#	169,500	3,815,445

Oil & Gas Drilling-2.2%
Nabors Industries Ltd.*	509,000	5,573,550
Transocean Ltd.*	214,800	11,732,376
		17,305,926
Oil & Gas Equipment & Services-2.4%
Cameron International Corp.*	272,483	6,310,706
Smith International Inc.	82,900	1,881,830
Weatherford International Ltd.*	935,600	10,319,668
		18,512,204
Oil & Gas Exploration & Production-2.8%
Chesapeake Energy Corp.	427,800	6,763,518
Concho Resources Inc.*	144,000	3,631,680
Denbury Resources Inc.*	312,200	3,821,328
Linc Energy Ltd.*	1,933,108	1,526,897
Nexen Inc.	407,000	5,901,500
		21,644,923
Other Diversified Financial Services-.9%
BM&F BOVESPA SA	2,370,287	6,825,447

Packaged Foods & Meats-2.2%
Flowers Foods Inc.	170,800	3,670,492
General Mills Inc.	66,000	3,903,900
Ralcorp Holdings Inc.*	163,800	9,700,236
		17,274,628
Pharmaceuticals-3.6%
Auxilium Pharmaceuticals Inc.*	258,300	7,893,648
Mylan Inc.*	692,700	7,848,291
Optimer Pharmaceuticals Inc.*	815,074	8,550,126
Perrigo Co.	122,700	3,601,245
		27,893,310
Property & Casualty Insurance-1.0%
Travelers Cos., Inc., /The	197,400	7,627,536

Publishing-.5%
McGraw-Hill Cos Inc., /The	194,500	4,277,055

Research & Consulting Services-.7%
FTI Consulting Inc.*	137,600	5,642,976

Restaurants-2.1%
Burger King Holdings Inc.	301,600	6,710,600
McCormick & Schmick’s Seafood Restaurants Inc.*	689,500	2,433,935
Starbucks Corp.*	749,400	7,074,336
		16,218,871
Security & Alarm Services-1.1%
Geo Group Inc., /The*	562,700	8,327,960

Semiconductors-4.3%
Altera Corp.	281,000	4,321,780
Atheros Communications Inc.*	785,535	9,434,275
Intersil Corp.	150,200	1,398,362
Marvell Technology Group Ltd.*	713,800	5,203,602
Mellanox Technologies Ltd.*	675,500	5,843,075
Microsemi Corp.*	233,200	1,958,880
Skyworks Solutions Inc.*	1,203,800	5,200,416
		33,360,390
Soft Drinks-1.0%
Hansen Natural Corp.*	230,100	7,708,350

Specialized Finance-1.7%
CME Group Inc.	26,800	4,660,788
NYSE Euronext	402,000	8,844,000
		13,504,788
Thrifts & Mortgage Finance-1.3%
People’s United Financial Inc.	227,300	3,718,628
TFS Financial Corp.	479,800	6,170,228
		9,888,856
Wireless Telecommunication Services-1.4%
SBA Communications Corp.*	561,165	11,167,184

TOTAL COMMON STOCKS (Cost $1,086,382,287)		772,843,908

	PRINCIPAL
	AMOUNT
CONVERTIBLE BONDS-.4%

Oil & Gas Drilling
Transocean Ltd., 1.50%, 12/15/37 (Cost $4,000,000)	$4,000,000	3,185,000

SHORT-TERM INVESTMENTS-1.4%
Time Deposits
Citibank London, .07%, 2/2/09 (Cost $10,784,244)	10,784,244	10,784,244

Total Investments (Cost $1,101,166,531)(a)	100.8%	786,813,152
Liabilities in Excess of Other Assets	(0.8)	(6,256,501)
Net Assets	100.0%	$780,556,651

* Non-income producing securities.

# American Depositary Receipt

(a) At January 31, 2009, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $1,101,166,531 amounted to $314,353,379 which consisted of aggregate gross unrealized appreciation of $11,950,774 and aggregate gross unrealized depreciation of $326,304,153.

THE ALGER INSTITUTIONAL FUNDS

ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND

Schedule of Investments (Unaudited)

January 31, 2009

	SHARES	VALUE
COMMON STOCKS-92.4%

Aerospace & Defense-6.0%
BE Aerospace Inc.*	262,500	$2,538,375
General Dynamics Corp.	91,300	5,179,449
Lockheed Martin Corp.	222,500	18,253,900
		25,971,724
Air Freight & Logistics-.5%
United Parcel Service Inc., Cl. B	51,700	2,196,733

Application Software-1.9%
Autodesk Inc.*	104,900	1,737,144
Net 1 UEPS Technologies Inc.*	64,600	867,578
Solera Holdings Inc.*	160,400	3,864,036
Synopsys Inc.*	90,400	1,672,400
		8,141,158
Asset Management & Custody Banks-1.1%
AllianceBernstein Holding LP	87,900	1,501,332
Invesco Ltd.	287,500	3,389,625
		4,890,957
Biotechnology-5.1%
Alexion Pharmaceuticals Inc.*	74,200	2,735,754
Celgene Corp.*	83,500	4,421,325
Cephalon Inc.*	84,000	6,483,120
Genentech Inc.*	52,200	4,240,728
Genzyme Corp.*	57,000	3,928,440
		21,809,367
Cable & Satellite-1.4%
Comcast Corp.	148,800	2,065,344
DIRECTV Group Inc., /The*	182,000	3,985,800
		6,051,144
Communications Equipment-3.7%
Cisco Systems Inc.*	268,000	4,011,960
Nice Systems Ltd.*#	87,500	1,679,125
QUALCOMM Inc.	154,100	5,324,155
Research In Motion Ltd.*	84,200	4,664,680
Sonus Networks Inc.*	24,100	31,812
		15,711,732
Computer & Electronics Retail-.7%
Best Buy Co., Inc.	107,600	3,014,952

Computer Hardware-6.2%
Apple Inc.*	169,100	15,240,983
International Business Machines Corp.	126,900	11,630,385
		26,871,368
Computer Storage & Peripherals-.6%
EMC Corp.*	215,600	2,380,224

Data Processing & Outsourced Services-2.3%
Mastercard Inc.	53,000	7,196,340
Visa Inc., Cl. A	57,000	2,812,950
		10,009,290
Drug Retail-3.4%
CVS Caremark Corp.	545,700	14,668,416

Electrical Components & Equipment-.2%
General Cable Corp.*	59,500	979,370

Fertilizers & Agricultural Chemicals-1.3%
Mosaic Co., /The	104,900	3,741,783
Potash Corp., of Saskatchewan	24,200	1,811,612
		5,553,395
Food Retail-.9%
Kroger Co., /The	174,800	3,933,000

Footwear
Deckers Outdoor Corp.*	1,300	67,912

Gold-.2%
Goldcorp Inc.	29,800	881,186

Health Care Equipment-2.2%
Covidien Ltd.	199,840	7,661,866
Insulet Corp.*	133,500	1,059,990
St. Jude Medical Inc.*	25,000	909,250
		9,631,106
Health Care Supplies-1.3%
Inverness Medical Innovations Inc.*	234,800	5,745,556

Home Entertainment Software-2.8%
Activision Blizzard Inc.*	247,300	2,166,348
Nintendo Co., Ltd.#	265,826	9,676,066
		11,842,414
Homebuilding-.8%
Toll Brothers Inc.*	204,300	3,477,186

Housewares & Specialties-.5%
Tupperware Brands Corp.	105,800	2,175,248

Hypermarkets & Super Centers-.7%
Wal-Mart Stores Inc.	66,400	3,128,768

Industrial Conglomerates-1.0%
Tyco International Ltd.	207,500	4,361,650

Industrial Machinery-1.9%
ITT Corp.	105,700	4,786,096
SPX Corp.	82,600	3,478,286
		8,264,382
Integrated Oil & Gas-.4%
Chevron Corp.	25,100	1,770,052

Integrated Telecommunication Services-.2%
BCE Inc.	45,800	937,068

Internet Retail-.9%
Amazon.com Inc.*	38,700	2,276,334
Expedia Inc.*	192,400	1,718,132
		3,994,466
Internet Software & Services-5.6%
eBay Inc.*	335,600	4,033,912
Google Inc., Cl. A*	8,400	2,843,652
IAC/InterActiveCorp.*	883,200	12,983,040
Netease.com*#	223,800	4,254,438
		24,115,042
Investment Banking & Brokerage-1.0%
Charles Schwab Corp., /The	242,500	3,295,575
Goldman Sachs Group Inc., /The	12,600	1,017,198
		4,312,773
IT Consulting & Other Services-1.6%
Cognizant Technology Solutions Corp., Cl. A*	361,100	6,763,403

Leisure Products-.1%
Gildan Activewear Inc.*	58,700	625,742

Life Sciences Tools & Services-1.6%
Life Technologies Corp.*	82,400	2,097,904
Thermo Fisher Scientific Inc.*	131,500	4,724,795
		6,822,699
Managed Health Care-.8%
UnitedHealth Group Inc.	77,700	2,201,241
WellPoint Inc.*	30,900	1,280,805
		3,482,046
Metal & Glass Containers-1.1%
Crown Holdings Inc.*	199,000	3,731,250
Owens-Illinois Inc.*	43,900	834,100
		4,565,350

Movies & Entertainment-1.0%
Regal Entertainment Group.	432,900	4,346,316

Multi-Utilities-.6%
Veolia Environnement#	108,800	2,449,088

Oil & Gas Drilling-1.1%
Transocean Ltd.*	90,700	4,954,034

Oil & Gas Equipment & Services-1.6%
Weatherford International Ltd.*	629,700	6,945,591

Oil & Gas Exploration & Production-2.2%
Chesapeake Energy Corp.	443,200	7,006,992
Nexen Inc.	164,400	2,383,800
		9,390,792
Other Diversified Financial Services-.2%
BM&F BOVESPA SA	264,900	762,803

Packaged Foods & Meats-2.3%
General Mills Inc.	67,000	3,963,050
Kraft Foods Inc., Cl. A	211,500	5,932,575
		9,895,625
Pharmaceuticals-5.3%
Abbott Laboratories	267,100	14,808,024
Mylan Inc.	3,394	2,511,899
Mylan Inc.*	39,700	449,801
Wyeth	122,600	5,268,122
		23,037,846
Property & Casualty Insurance-1.0%
Travelers Cos., Inc., /The	106,400	4,111,296

Publishing-1.2%
McGraw-Hill Cos Inc., /The	228,600	5,026,914

Railroads-.1%
Burlington Northern Santa Fe Corp.	9,700	642,625

Restaurants-.2%
Wendy’s/Arby’s Group Inc.	150,800	760,032

Semiconductors-1.5%
Altera Corp.	40,500	622,890
Atheros Communications Inc.*	101,400	1,217,814
Marvell Technology Group Ltd.*	613,800	4,474,602
		6,315,306

Soft Drinks-1.6%
Coca-Cola Co., /The	166,300	7,104,336

Specialized Finance-2.4%
NASDAQ OMX Group Inc., /The*	108,200	2,360,924
NYSE Euronext	357,700	7,869,400
		10,230,324
Systems Software-3.2%
Microsoft Corp.	795,200	13,597,920

Thrifts & Mortgage Finance-1.3%
People’s United Financial Inc.	146,400	2,395,100
TFS Financial Corp.	248,300	3,193,138
		5,588,238
Tobacco-5.6%
Altria Group Inc.	443,500	7,335,490
Philip Morris International Inc.	447,750	16,633,913
		23,969,403
Wireless Telecommunication Services
Cellcom Israel Ltd.	8,200	173,676

TOTAL COMMON STOCKS (Cost $481,502,725)		398,449,044

	PRINCIPAL
	AMOUNT
CONVERTIBLE BONDS-.3%

Oil & Gas Drilling
Life Technologies Corp., 3.25%, 6/15/25 (Cost $1,275,881)	$1,474,000	1,341,340

SHORT-TERM INVESTMENTS-7.0%
Time Deposits
Citibank London, .07%, 2/2/09	$17,700,000	17,700,000
Bank of America Toronto, .07%, 2/2/09	12,554,922	12,554,922

TOTAL SHORT-TERM INVESTMENTS (Cost $30,254,922)		30,254,922

Total Investments (Cost $513,033,528)(a)	99.7%	430,045,306
Other Assets in Excess of Liabilities	0.3	1,395,769
Net Assets	100.0%	$431,441,075

* Non-income producing securities.

# American Depositary Receipts

(a)

At January 31, 2009, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $513,033,528 amounted to $82,988,222 which consisted of aggregate gross unrealized appreciation of $6,087,898 and aggregate gross unrealized depreciation of $89,076,120.

NOTE 1 — General:

The Alger Institutional Funds (the “Trust”), is a diversified, open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Trust operates as a series company and currently issues an unlimited number of shares of beneficial interest in four funds—LargeCap Growth Fund, SmallCap Growth Fund, MidCap Growth Fund and Capital Appreciation Fund (collectively, the “Funds” or individually, each a “Fund”). Each Fund normally invest primarily in equity securities and each has an investment objective of long-term capital appreciation.

Each Fund offers Class I and Class R shares. Class R shares were first offered January 27, 2003. Each class has identical rights to assets and earnings except that only Class R shares have a plan of distribution and bear the related expenses.

NOTE 2 — Significant Accounting Policies:

(a) Investment Valuation: Investments of the Funds are valued on each day the New York Stock Exchange (the “NYSE”) is open as of the close of the NYSE (currently 4:00 p.m. Eastern time). Securities for which such information is readily available are valued at the last reported sales price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the absence of reported sales, securities are valued at a price within the bid and asked price or, in the absence of a recent bid or asked price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to procedures established by the Board of Trustees.

Securities in which the Funds invest may be traded in markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE (normally 4:00 p.m. Eastern time) may result in adjustments to the closing prices to reflect what the investment manager, pursuant to policies established by the Board of Trustees, believes to be the fair values of these securities as of the close of the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the Funds are open.

Short-term securities having a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Shares of mutual funds are valued at the net asset value of the underlying mutual fund.

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

Effective November 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Fund. Unobservable inputs are inputs that reflect the Fund’s own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•  Level 1 – quoted prices in active markets for identical investments

•  Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940 (the “1940 Act”). Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The Fund’s valuation techniques are consistent with the market approach whereby prices and other relevant information generated by market transactions involving identical or comparable assets are used to measure fair value.

		Fair Value Measurements
Description	1/31/2009	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Alger LargeCap Growth Institutional Fund
Trading securities	$32,660,666	$32,660,666	$—	$—
Total	$32,660,666	$32,660,666	$—	$—

Alger SmallCap Growth Institutional Fund
Trading securities	$636,582,241	$636,582,241	$—	$—
Total	$636,582,241	$636,582,241	$—	$—

Alger MidCap Growth Institutional Fund
Trading securities	$786,813,152	$769,048,724	$17,764,428	$—
Total	$786,813,152	$769,048,724	$17,764,428	$—

Alger Capital Appreciation Institutional Fund
Trading securities	$430,045,306	$428,703,966	$1,341,340	$—
Total	$430,045,306	$428,703,966	$1,341,340	$—

ITEM 2.  Controls and Procedures.

(a) Based on their evaluation of Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this document, Registrant’s principal executive officer and principal financial officer found Registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by Registrant in the reports it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) No changes in the registrant’s internal control over financial reporting occurred during the registrant’s last fiscal quarter that materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Alger Institutional Funds

By	/s/ Daniel C. Chung

Daniel C. Chung

President

Date: March 31, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Daniel C. Chung

Daniel C. Chung

President

Date: March 31, 2009

By	/s/ Michael D. Martins

Michael D. Martins

Treasurer

Date: March 31, 2009